PRINCIPAL ACCOUNTING POLICIES (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2016 CNY (¥)	Dec. 31, 2016 USD ($) company ¥ / $	Dec. 31, 2016 CNY (¥) company	Dec. 31, 2015 CNY (¥) company	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥) ¥ / $	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Principal accounting policies
Exchange rate used for conversion of RMB into U.S. dollars in the financial statements | ¥ / $		6.9430				6.9430
Cost method investments, other-than-temporary impairment charge			¥ 0	¥ 0	¥ 0
Available-for-sale investments		$ 18,251	126,716
Unrealized gain on available-for-sale securities, net of tax effect		$ 4,159	28,876
Impairment of goodwill			0	0	0
Impairment of intangible assets			0	0	0
Impairment of long-lived assets recognized			0	0	0
Advertising and promotion expenses			¥ 126,205	¥ 123,745	¥ 107,119
Minimum
Principal accounting policies
Useful life of purchased intangible assets		3 years	3 years
Estimated useful lives of intangible assets arising from acquisitions		5 years	5 years
Display period of online recruitment services		7 days	7 days
Value-added tax rate (as a percent)		5.00%	5.00%
Maximum
Principal accounting policies
Useful life of purchased intangible assets		10 years	10 years
Estimated useful lives of intangible assets arising from acquisitions		20 years	20 years
Display period of online recruitment services		1 year	1 year
Value-added tax rate (as a percent)		6.00%	6.00%
Land use rights | Minimum
Principal accounting policies
Estimated useful lives		32 years 5 months 1 day	32 years 5 months 1 day
Land use rights | Maximum
Principal accounting policies
Estimated useful lives		50 years	50 years
Building
Principal accounting policies
Estimated useful lives		20 years	20 years
Leasehold improvements
Principal accounting policies
Estimated useful lives		Lesser of the lease period or the estimated useful life	Lesser of the lease period or the estimated useful life
Electronic equipment | Minimum
Principal accounting policies
Estimated useful lives		3 years	3 years
Electronic equipment | Maximum
Principal accounting policies
Estimated useful lives		5 years	5 years
Furniture and fixtures
Principal accounting policies
Estimated useful lives		5 years	5 years
Motor vehicles
Principal accounting policies
Estimated useful lives		5 years	5 years
Other assets
Principal accounting policies
Estimated useful lives		5 years	5 years
Credit Management Company
Principal accounting policies
Equity interest								¥ 18,000
Percentage of equity interest owned							3.00%	3.00%
Human Resources Management Consulting Company
Principal accounting policies
Equity interest								¥ 1,000
Percentage of equity interest owned							10.00%	10.00%
Companies That Provide Business Process Outsourcing Services in China
Principal accounting policies
Equity interest						¥ 1,000		¥ 3,800
Percentage of equity interest owned		5.00%				5.00%	5.00%	5.00%
Number of companies | company		10	10	38
Golden Finance
Principal accounting policies
Available-for-sale investments	¥ 126,716
Available-for-sale investments, percentage acquired	15.00%
Unrealized gain on available-for-sale securities, net of tax effect			¥ 28,876
Denominated in United States dollars
Principal accounting policies
Amount of cash and restricted cash held in U.S. dollars		$ 193,254				¥ 1,340,603	$ 22,405	¥ 145,489